Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 1,677,376	$ 768,410	$ 962,563
Other comprehensive income (loss):
Net unrealized holding gains (losses) on investments arising during the period, net of income tax provision (benefit) of $(78), $117 and $165	(244)	372	487
Less: reclassification adjustment for net (gains) losses included in net income, net of income tax provision (benefit) of $0, $0 and $(545,054)	0	0	(543,178)
Net change in unrealized holding gains (losses) on investments, net of income tax provision (benefit) of $(78), $117 and $545,219	(244)	372	(542,691)
Net unrealized foreign exchange gains (losses) arising during the period, net of income tax provision (benefit) of $(582), $11,392 and $1,146	(9,781)	35,991	544
Less: reclassification adjustment for foreign exchange (gains) losses included in net income, net of income tax provision (benefit) of $0, $0 and $(52)	0	0	149
Net change in unrealized foreign exchange gains (losses), net of income tax provision (benefit) of $(582), $11,392 and $1,198	(9,781)	35,991	693
Net unrealized gains (losses) on instrument specific credit risk arising during the period, net of income tax provision (benefit) of $(26,091), $(16,228) and $(4,653)	(80,660)	(51,865)	(13,588)
Less: reclassification adjustment for instrument specific credit risk (gains) losses included in net income, net of income tax provision (benefit) of $599, $146 and $(144)	(1,861)	(397)	427
Net change in unrealized instrument specific credit risk gains (losses), net of income tax provision (benefit) of $(26,690), $(16,374) and $(4,509)	(82,521)	(52,262)	(13,161)
Net unrealized gains (losses) on cash flow hedges arising during the period, net of income tax provision (benefit) of $0, $0 and $0	0	0	0
Less: reclassification adjustment for cash flow hedges (gains) losses included in net income, net of income tax provision (benefit) of $0, $0 and $161	0	0	(470)
Net change in unrealized cash flow hedges gains (losses), net of income tax provision (benefit) of $0, $0 and $(161)	0	0	(470)
Net pension gains (losses) arising during the period, net of income tax provision (benefit) of $2,082, $(970) and $(2,473)	6,182	(2,851)	(7,103)
Less: reclassification adjustment for pension (gains) losses included in net income, net of income tax provision (benefit) of $(1,054), $(957) and $(490)	3,138	2,872	1,407
Net change in pension liability benefits, net of income tax provision (benefit) of $3,136, $(13) and $(1,983)	9,320	21	(5,696)
Other comprehensive loss, net of income taxes	(83,226)	(15,878)	(561,325)
Comprehensive income	1,594,150	752,532	401,238
Comprehensive (income) loss attributable to the noncontrolling interests	(3,850)	5,271	1,847
Comprehensive loss attributable to the redeemable noncontrolling interests	826	1,558	286
Preferred stock dividends	(6,949)	(5,634)	(5,103)
Comprehensive income attributable to Jefferies Financial Group Inc. common shareholders	$ 1,584,177	$ 753,727	$ 398,268